Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 08, 2023	Feb. 03, 2023	Mar. 08, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 07, 2022	Nov. 09, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Shares issued in transaction (in shares)	196,222,737
Sale of stock price (usd per share)								$ 10.00
Purchase price			$ 1,800.0
Agreement term		3 years
Sale of private placement warrants (in shares)	985,278	10,000,000					985,278		316,250	985,278
Shortfall Warrants
Subsequent Event [Line Items]
Sale of private placement warrants (in shares)		4,083,486
Maturity Consideration
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)		7,500,000
Stock price (in usd per share)		$ 2.00
Share Consideration
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)		500,000
Derivative liabilities		$ 5.1
Subsequent Event | Shortfall Warrants
Subsequent Event [Line Items]
Warrants, notification period		45 days
Subsequent Event | Forward Purchase Agreement
Subsequent Event [Line Items]
Shares issued in transaction (in shares)		5,916,514
Sale of stock price (usd per share)		$ 10.16
Purchase price		$ 60.1
Subsequent Event | Forward Purchase Agreement | Class A Common stock
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)		10,000,000
Common shares, par value (in dollars per share)		$ 0.0001